Condensed Balance Sheet (unaudited) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Jan. 08, 2021	Dec. 31, 2020
Current assets:
Total current assets	$ 587,450,000			$ 311,364,000
Total assets	1,636,910,000			587,252,000
Current liabilities:
Total current liabilities	506,125,000			258,230,000
Total liabilities	618,760,000			392,123,000
Commitments and contingencies
Redeemable convertible preferred units	0			771,979,000
STOCKHOLDER'S EQUITY
Accumulated deficit	(751,929,000)			(577,091,000)
Total deficit:	(751,946,000)			(576,850,000)
Total liabilities, temporary equity, and equity (deficit)	1,636,910,000			587,252,000
TPG Pace Solutions
Current assets:
Cash		$ 626,638	$ 25,000
Prepaid expenses		496,549
Total current assets		1,123,187
Cash held in Trust Account		285,000,000
Total assets		286,123,187	26,936
Current liabilities:
Accrued formation and offering costs		2,114,194
Total current liabilities		2,114,194
Deferred underwriting compensation		9,975,000
Total liabilities		12,089,194	10,706
Commitments and contingencies
STOCKHOLDER'S EQUITY
Preferred shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding		0	0
Accumulated deficit		(10,967,034)	(8,770)
Total deficit:		(10,966,007)	16,230
Total liabilities, temporary equity, and equity (deficit)		286,123,187	26,936
Common Class G [Member] | TPG Pace Solutions
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding		633
Common Class A [Member]
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding	$ 21,000			$ 0
Common Class A [Member] | TPG Pace Solutions
Current liabilities:
Redeemable convertible preferred units		285,000,000
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding		77
Class F Ordinary Shares | TPG Pace Solutions
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding		$ 317	$ 2,000